RESEARCH AND DEVELOPMENT (Tables)	6 Months Ended
Sep. 30, 2012
RESEARCH AND DEVELOPMENT [Abstract]
Schedule of Future Minimum Payments

Future minimum payments required under this agreement at September 30, 2012 were as follows:

Fiscal Year Ending March 31:

2013 (remainder of the fiscal year)	$15,000

2014	30,000

2015	30,000

2016	30,000

$105,000